Financial Liabilities At Fvtpl - Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments (Details)	Dec. 31, 2022
Fair value of ordinary shares of the Company [Member]
Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments [Line Items]
Fair value of ordinary shares of the Company	6.15
Risk-free interest rate [Member]
Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments [Line Items]
Risk-free interest rate	4.68%
Expected term [Member]
Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments [Line Items]
Expected term	5 months 8 days
Volatility [Member]
Schedule of Significant Unobservable Inputs to the Valuation of Financial Instruments [Line Items]
Volatility	52.86%